Fair Value Measurements (Details 3) - Level 3 [Member] $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($)
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total fair value as of January 1, 2018	$ 334
Settlement of payment obligation	(303)	[1]
Accretion of payment obligation	44
Reversal of payment obligation	(75)	[2]
Total fair value as of December 31, 2018	$ 0

[1]	$303 is included within other payables and accrued expenses on the balance sheet.
[2]	The set milestone was met only at 76% as of December 31, 2018. The reversal of payment obligations was recognized in operating expenses.